Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events
32.	Subsequent events

Panamby Farm

On August 29, 2023, the Company paid the second installment of the Panamby farm, amounting to R$146,948. Acquired in August 2022, this transaction was important for the diversification and expansion of our footprint in the state of Mato Grosso, one of the world’s largest commodity producers, and ensure the growth of our production area, not to mention the real estate gains from the transformation of pastureland into agricultural areas.

Litigation Process – Acres del Sud

On December 20, 2020, the Company entered into a “Share Purchase Agreement” with Cresud for the acquisition, by the Company, of all the shares issued by the following companies established in Bolivia: (i) Agropecuaria Acres del Sud S.A.; (ii) Ombú Agropecuaria S.A.; (iii) Yatay Agropecuaria S.A.; and (iv) Yuchán Agropecuaria S.A. (“Bolivian Companies”). The Bolivian Companies held possession, ownership, or purported ownership of various rural properties in Bolivia, including the rural property named “Las Londras “, with an area of 4,485.1473 hectares. At the time of the Share Purchase Agreement, Las Londras was subject to an administrative land regularization process (“Land Regularization Process”) initiated and conducted by the National Institute of Agrarian Reform of Bolivia (“INRA”), which aim the perfecting of property rights over a specific property.

On November 25, 2021, as part of the Land Regularization Process, the INRA issued the Final Land Regularization Resolution No. RA-SS 0504/2021 (“Final Resolution”), through which it declared the illegality of the possession of 4,435.1473 hectares of Las Londras. On January 5, 2022, Agropecuaria Acres del Sud S.A. filed an “Administrative Litigation Lawsuit” impugning the Final Resolution in its entirety. However, on September 15, 2023, the Agro-Environmental Tribunal issued a judgment deeming the Administrative Litigation Lawsuit unfounded and confirming the Final Resolution (“Decision”). In this context, Agropecuaria Acres del Sud S.A. will file a “Constitutional Protection Action” against the Sentence, with the aim of revoke decision.

The Company’s external legal advisors have assessed that the prospects of overturning the Decision through the “Constitutional Protection Action” are possible.

Furthermore, the Share Purchase Agreement includes protective mechanisms for the Company if the Land Regularization Process results in a final decision adverse to us, including Cresud’s obligation to indemnify the Company for losses arising from it.